Guarantee of Registered Securities - Narrative (Details)	Dec. 31, 2019	Dec. 03, 2018
5.00% Senior Notes due September 2020
Condensed Financial Statements, Captions [Line Items]
Interest rate on debt	5.00%
8.205% Junior Subordinated Deferrable Interest Debentures Percent Due 2027
Condensed Financial Statements, Captions [Line Items]
Interest rate on debt	8.205%
6.25% Senior Notes due September 2040
Condensed Financial Statements, Captions [Line Items]
Interest rate on debt	6.25%
3.75% Senior Notes due May 2029
Condensed Financial Statements, Captions [Line Items]
Interest rate on debt	3.75%
4.250% Notes Due 2042
Condensed Financial Statements, Captions [Line Items]
Interest rate on debt	4.25%
4.45% Senior Notes due May 2043
Condensed Financial Statements, Captions [Line Items]
Interest rate on debt	4.45%
4.00% Senior Notes due November 2023
Condensed Financial Statements, Captions [Line Items]
Interest rate on debt	4.00%
2.875% Senior Notes due May 2026 (EUR 500M)
Condensed Financial Statements, Captions [Line Items]
Interest rate on debt	2.875%
3.50% Senior Notes due June 2024
Condensed Financial Statements, Captions [Line Items]
Interest rate on debt	3.50%
4.60% Senior Notes due June 2044
Condensed Financial Statements, Captions [Line Items]
Interest rate on debt	4.60%
4.50% Senior Notes due December 2028 | Senior Notes
Condensed Financial Statements, Captions [Line Items]
Interest rate on debt	4.50%	4.50%
2.20% Senior Notes due November 2022 | Senior Notes
Condensed Financial Statements, Captions [Line Items]
Interest rate on debt	2.20%
4.75% Senior Notes due May 2045
Condensed Financial Statements, Captions [Line Items]
Interest rate on debt	4.75%
4.75% Senior Notes due May 2045 | Senior Notes
Condensed Financial Statements, Captions [Line Items]
Interest rate on debt	4.75%
2.80% Senior Notes due March 2021
Condensed Financial Statements, Captions [Line Items]
Interest rate on debt	2.80%
2.80% Senior Notes due March 2021 | Senior Notes
Condensed Financial Statements, Captions [Line Items]
Interest rate on debt	2.80%
3.875% Senior Notes due December 2025
Condensed Financial Statements, Captions [Line Items]
Interest rate on debt	3.875%
3.875% Senior Notes due December 2025 | Senior Notes
Condensed Financial Statements, Captions [Line Items]
Interest rate on debt	3.875%
Aon UK
Condensed Financial Statements, Captions [Line Items]
Subsidiary guarantors percentage owned	100.00%